Condensed Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 11,439	$ 31,614		$ 22,919
Short-term investments	10,871
Prepaid expenses and other current assets	1,148	72		3,239
Total current assets	23,458	31,686		26,158
Property and equipment, net	76	84		116
Intangible assets, net	369	385		448
Operating lease right-of-use assets	199	216		262
Deferred offering costs	3,690	2,811		0
Other non-current assets	17	17		17
Total assets	27,809	35,199		27,001
Current liabilities:
Accounts payable	1,686	2,186		1,611
Accrued expenses	5,206	8,078		1,577
Operating lease liabilities, current portion	106	103		93
Total current liabilities	6,998	10,367		3,281
Operating lease liabilities, net of current portion	174	201		275
Convertible Notes	35,759	30,259
Total liabilities	42,931	40,827		3,556
Commitments and contingencies (Note 14)
Redeemable convertible preferred stock (Series A, B), $0.001 par value; 29,723,540 shares authorized as of March 31, 2025 and December 31, 2024; 29,555,538 shares issued and outstanding as of March 31, 2025 and December 31, 2024; aggregate liquidation preference of $85,902 as of March 31, 2025 and December 31, 2024	85,503	85,503	$ 85,503	85,503	$ 85,503
Stockholders' Deficit:
Common stock, $0.001 par value; 58,251,629 shares authorized as of March 31, 2025 and December 31, 2024; 19,203,330 and 19,197,914 shares issued and outstanding as of March 31, 2025 and December 31, 2024, respectively	19	19		19
Additional paid-in capital	1,169	1,086		762
Accumulated other comprehensive income	2
Accumulated deficit	(101,815)	(92,236)		(62,839)
Total stockholders' deficit	(100,625)	(91,131)	$ (66,174)	(62,058)	$ (45,051)
Total liabilities, redeemable convertible preferred stock, and stockholders' deficit	$ 27,809	$ 35,199		$ 27,001